Related Parties - Summary of Receivables From Related Parties (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 23,297		R$ 4
Compass Group Cayman Ltd. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	21,673		0
Repurchases And Other Acquisitions Of Equity Interests | $		$ 3,500
CCLA Chile [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1,600		0
Hakone Participacoes Societarias S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	12		0
Osaka Participacoes Societarias S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	8		0
Cagliari Participações S.A. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	R$ 4		R$ 4